INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
Schedule of breakdown, changes and amortization rates of intangible assets

	Indefinite
	useful life			Finite useful life
																	Estimated
														Other			losses	Software
					Customer									intangible			for	under
	Goodwill	Software			portfolio			Trademarks			Licenses			assets			software	development	Total

Annual amortization rate (%)	—	20.00	to	50.00	11.76	to	12.85	5.13	to	66.67	3.60	to	6.67	6.67	to	20.00

Balances and changes:
Balance at 12/31/15	23,062,421			2,385,723			3,154,501			1,274,803			15,635,082			18,190	—	76,471	45,607,191
Additions (1)	—			634,528			—			—			185,450			19,796	(4,550)	519,563	1,354,787
Write-offs, net	—			24			—			—			—			(11)	(31)	—	(18)
Net transfers	—			616,336			—			—			—			19,207	—	(532,609)	102,934
Amortization (Note 24)	—			(942,090)			(593,281)			(116,983)			(922,564)			(6,480)	—	—	(2,581,398)
Balance at 12/31/16	23,062,421			2,694,521			2,561,220			1,157,820			14,897,968			50,702	(4,581)	63,425	44,483,496
Additions	—			276,390			—			—			—			207	—	1,100,785	1,377,382
Write-offs, net	—			(7,427)			—			—			—			—	4,051	—	(3,376)
Net transfers	—			701,545			—			—			—			(24,297)	31	(658,070)	19,209
Amortization (Note 24)	—			(944,753)			(582,357)			(84,205)			(928,362)			(5,660)	—	—	(2,545,337)
Business Combination (Note 1.c.1)	—			530			—			—			—			—	—	—	530
Balance at 12/31/17	23,062,421			2,720,806			1,978,863			1,073,615			13,969,606			20,952	(499)	506,140	43,331,904

At 12/31/16
Cost	23,062,421			14,062,127			4,513,278			1,658,897			20,237,572			267,074	(4,581)	63,425	63,860,213
Accumulated amortization	—			(11,367,606)			(1,952,058)			(501,077)			(5,339,604)			(216,372)	—	—	(19,376,717)
Total	23,062,421			2,694,521			2,561,220			1,157,820			14,897,968			50,702	(4,581)	63,425	44,483,496

At 12/31/17
Cost	—			15,125,532			4,513,278			1,658,897			20,237,572			238,201	(499)	506,140	42,279,121
Accumulated amortization	23,062,421			(12,404,726)			(2,534,415)			(585,282)			(6,267,966)			(217,249)	—	—	1,052,783
Total	23,062,421			2,720,806			1,978,863			1,073,615			13,969,606			20,952	(499)	506,140	43,331,904

(1)On December 17, 2015, the Company was the winner in seven lots at a frequency of 2,500MHz, offering the amount of R$185,450. On July 21, 2016, through acts No. 2.483, No. 2.485 and No. 2.486, the Directing Council of ANATEL approved the use of these radio frequencies. The terms of authorization of these radio frequency bands were signed on July 26, 2016 and published in the DOU on August 26, 2016.

Schedule of breakdown of goodwill

Ajato Telecomunicação Ltda.	149
Spanish e Figueira (merged with TDBH) (1)	212,058
Santo Genovese Participações Ltda. (2)	71,892
Telefônica Televisão Participações S.A. (3)	780,693
Vivo Participações S. A. (4)	9,160,488
GVT Participações S. A. (5)	12,837,141
Total	23,062,421
(1)	Goodwill from partial spin-off of “Spanish and Figueira”, which was reversed to the Company upon merger of Telefônica Data Brasil Holding S.A. (TDBH) in 2006.
(2)	Goodwill generated upon acquisition of equity control of Santo Genovese Participações (parent company of Atrium Telecomunicações Ltda.), in 2004.
(3)	Goodwill generated upon acquisition of Telefônica Televisão Participações (formerly Navytree) merged in 2008.
(4)	Goodwill generated upon acquisition/merger of Vivo Participações in 2011.
(5)	Goodwill generated upon acquisition of GVT Participações in 2015 (Note 1.c3).

Schedule of sensitivity to changes in assumptions

Changes in key assumptions	In percentage points (p.p)
Financial variables
Discount rate	+/-	1.0
Perpetuity growth rates	+/-	0.5

Operating variables
OIBDA Margin	+/-	2.0
Capex/Revenues Margin	+/-	1.0